Other assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other assets
Interests in associates	£ 753	£ 690
Property, plant and equipment	4,282	3,967
Pension schemes in net surplus	234	190
Tax recoverable	71	7
Deferred tax	1,252	1,876
Assets of disposal groups	229	64
Other	1,678	1,602
Other assets	£ 8,499	8,396
Freehold buildings and long leaseholds
Other assets
Useful life measured as period of time, property, plant and equipment	50 years
Short leaseholds for unexpired period of lease and property adaption costs | Maximum
Other assets
Useful life measured as period of time, property, plant and equipment	15 years
Short leaseholds for unexpired period of lease and property adaption costs | Minimum
Other assets
Useful life measured as period of time, property, plant and equipment	10 years
Computers equipment | Maximum
Other assets
Useful life measured as period of time, property, plant and equipment	5 years
Other equipment | Maximum
Other assets
Useful life measured as period of time, property, plant and equipment	15 years
Other equipment | Minimum
Other assets
Useful life measured as period of time, property, plant and equipment	4 years
Business Growth Fund
Other assets
Interests in associates	£ 730	£ 678